Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares	Security			Market Value

	COMMON STOCK - 72.4%
	AEROSPACE/DEFENSE - 1.5%
3,179	Huntington Ingalls Industries, Inc.			$ 481,682
1,648	Lockheed Martin Corp.			643,148
				1,124,830
	ASSET MANAGEMENT - 1.1%
1,305	BlackRock, Inc.			775,418

	BANKING - 1.7%
6,027	JPMorgan Chase & Co.			603,845
17,361	Trust Financial Corp.			673,780
				1,277,625
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.9%
4,274	Zoetis, Inc.			684,267

	CABLE & SATELITE - 2.1%
276	Cable One, Inc.			507,931
12,366	Comcast Corp.			554,120
83,888	Sirius XM Holdings, Inc.			492,423
				1,554,474
	CHEMICALS - 1.7%
1,676	Air Products and Chemicals, Inc.			489,828
1,762	Ecolab, Inc.			347,255
602	Sherwin-Williams Co.			403,972
				1,241,055
	COMMERCIAL SUPPORT SERVICES - 1.0%
7,335	Waste Connections, Inc.			733,720

	ELECTRIC UTILITES - 1.5%
37,650	Algonquin Power & Utilities Corp.			520,700
1,990	NextEra Energy, Inc.			555,548
				1,076,248
	ENGINEERING & CONSTRUCTION - 1.0%
7,834	Tetra Tech, Inc.			723,157

	FOOD - 1.5%
8,280	Lamb Weston Holdings, Inc.			520,398
2,916	McCormick & Co., Inc.			601,279
				1,121,677
	GAS & WATER UTILITIES - 0.7%
3,753	American Water Works Co., Inc.			530,449

	HEALTHCARE FACILITIES & SERVICES - 4.4%
1,177	Chemed Corp.			608,638
7,967	Encompass Health Corp.			519,767
6,138	Ensign Group, Inc.			682,791
13,842	Quest Diagnostics, Inc.			810,311
2,003	UnitedHealth Group, Inc.			626,038
				3,247,545
	HOUSEHOLD PRODUCTS - 0.9%
6,781	Church & Dwight Co., Inc.			649,823

	INDUSTRIAL SUPPORT SERVICES - 1.2%
18,379	Fastenal Co.			897,998

	INSURANCE - 0.8%
6,027	Allstate Corp.			560,511

	LEISURE FACILTIES & SERVICES - 1.8%
1,634	Domino's Pizza, Inc.			668,241
7,522	Starbucks Corp.			635,383
				1,303,624
	LEISURE PRODUCTS - 0.9%
10,209	Brunswick Corp.			631,835

	MEDICAL EQUIPMENT & DEVICES - 2.4%
5,613	Medtronic PLC			603,229
3,191	ResMed Inc			576,869
3,654	Steris PLC			583,325
				1,763,423
	OIL & GAS PRODUCERS -0.7%
25,771	Cabot Oil & Gas Corp.			488,876

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares	Security			Market Value

	COMMON STOCK - 72.4% (Continued)
	PUBLISHING & BROADCASTING - 0.8%
5,706	Nexstar Media Group, Inc.			$ 547,833

	REAL ESTATE INVESTMENT TRUSTS - 2.2%
3,238	Alexandria Real Estate Equities, Inc.			545,214
2,006	American Tower Corp.			499,795
729	Equinix, Inc.			575,750
				1,620,759
	RETAIL-CONSUMER STAPLES - 2.6%
3,527	Casey's General Stores, Inc.			627,277
1,724	Costco Wholesale Corp.			599,366
3,407	Dollar General Corp.			687,805
				1,914,448
	RETAIL - DISCRETIONARY - 3.3%
4,928	Advance Auto Parts, Inc.			770,296
2,609	Home Depot, Inc.			743,669
6,149	Tractor Supply Co.			915,156
				2,429,121
	SEMICONDUCTORS - 8.4%
4,310	Broadcom, Inc.			1,496,217
10,810	Texas Instruments, Inc.			1,536,642
9,222	Universal Display Corp.			1,618,461
14,368	Xilinx, Inc.			1,496,571
				6,147,891
	SOFTWARE - 4.1%
4,479	Intuit, Inc.			1,547,002
6,600	Microsoft Corp.			1,488,498
				3,035,500
	SPECIALTY FINANCE - 1.2%
16,865	Discover Financial Services			895,194

	TECHNOLOGY HARDWARE - 4.7%
14,872	Apple, Inc.			1,919,083
9,971	Motorola Solutions, Inc.			1,543,012
				3,462,095
	TECHNOLOGY SERVICES - 15.6%
6,283	Accenture PLC			1,507,480
9,028	Automatic Data Processing, Inc.			1,255,705
17,081	Booz Allen Hamilton Holding Corp.			1,504,153
10,643	Broadridge Financial Solutions, Inc.			1,462,348
11,526	CDW Corp.			1,309,930
4,045	FactSet Research Systems, Inc.			1,417,368
1,581	MarketAxess Holdings, Inc.			768,271
1,893	MSCI, Inc.			706,600
6,960	Visa, Inc.			1,475,450
				11,407,305
	TRANSPORTATION - 1.0%
3,920	Union Pacific Corp.			754,365

	WHOLESALE - CONSUMER STAPLES - 0.7%
8,466	Calavo Growers, Inc.			537,337

	TOTAL COMMON STOCK (Cost - $47,512,915)			53,138,403

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Principal
Amount	Security			Market Value
		Interest	Maturity
		Rate %	Date
	U.S GOVERNMENT OBLIGATIONS - 27.3%
$ 19,750,000	U.S Treasury Note	1.500	10/31/2021	$ 20,058,594
	TOTAL U.S GOVERNMENT OBLIGATIONS (Cost - $20,043,160)

	TOTAL INVESTMENTS - 99.7% (Cost - $67,556,075)			$ 73,196,997
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			225,951
	NET ASSETS - 100.0%			$ 73,422,948

PLC - Public Limited Company

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares	Security			Market Value

	COMMON STOCK - 65.5%
	APPAREL & TEXTILE PRODUCTS - 1.1%
3,100	Shenzhou International Group Holdings Ltd.			$ 49,912

	BANKING - 5.1%
2,726	Close Brothers Group PLC			40,945
3,383	DNB ASA *			54,553
485	Ringkjoebing Landbobank A/S			36,627
1,353	Toronto-Dominion Bank			67,569
2,595	United Overseas Bank Ltd.			37,235
				236,929
	BEVERAGES - 0.8%
1,183	Diageo PLC			39,590

	BIOTECHNOLOGY & PHARMACEUTICALS - 3.8%
914	Novo Nordisk AS			60,361
191	Roche Holding AG			67,075
900	Shionogi & Co. Ltd.			49,914
				177,350
	CHEMICALS - 4.3%
749	Croda International PLC			59,052
800	Fuchs Petrolub SE			37,924
882	Novozymes AS			52,230
425	Shin-Etsu Chemical Co. Ltd.			51,585
				200,791
	COMMERCIAL SUPPORT SERVICES - 1.2%
600	Secom Co. Ltd.			56,713

	CONTAINERS & PACKAGING - 0.9%
402	Vidrala SA			42,178

	ELECTRIC UTILITIES - 1.3%
1,463	Fortis, Inc.			58,578

	ENGINEERING & CONSTRUCTION - 0.8%
287	Spirax-Sarco Engineering PLC			39,170

	FOOD - 2.7%
436	Kerry Group PLC			57,380
556	Nestle SA			67,229
				124,609
	GAS & WATER UTILITIES - 0.9%
3,135	Pennon Group PLC			41,956

	HEALTHCARE FACILITIES & SERVICES - 1.0%
977	Fresenius SE & Co. KGaA			45,436

	HOUSEHOLD PRODUCTS - 2.2%
600	Kao Corp.			45,662
977	Unilever NV			56,894
				102,556
	INSURANCE - 3.7%
6,400	AIA Group Ltd.			65,567
533	Helvetia Holding AG			50,449
1,263	Tokio Marine Holdings, Inc.			58,220
				174,236
	INTERNET - 1.1%
764	Tencent Holdings Ltd.			52,196

	MACHINERY-DIVERSIFIED - 3.0%
1,412	Aalberts Industries NV			53,260
601	Atlas Copco AB - A Shares			27,897
4,500	Techtronic Industries Co. Ltd.			56,989
				138,146
	MEDICAL EQUIPMENT & DEVICES - 3.5%
136	DiaSorin SpA			24,672
520	Medtronic PLC			55,884
906	Siemens Healthineers AG			41,366
269	Steris PLC			42,943
				164,865

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares	Security			Market Value

	COMMON STOCK - 65.5% (Continued)
	OIL & GAS - 3.2%
649	DCC PLC			$ 57,752
1,262	Enbridge, Inc.			40,419
1,094	Rubis SCA			51,616
				149,787
	REAL ESTATE OWNERS & DEVELOPERS- 1.2%
389	LEG Immobilien AG			57,285

	REAL ESTATE SERVICES- 2.1%
3,882	Hufvudstaden AB			48,310
2,200	Relo Group, Inc.			49,875
				98,185
	REAL ESTATE INVESTMENT TRUST - 1.2%
5,148	Safestore Holdings PLC			53,979

	RETAIL - CONSUMER STAPLES - 3.6%
1,431	Alimentation Couche-Tard, Inc.			46,754
300	Cosmos Pharmaceutical Corp.			52,769
1,783	Dollarama, Inc.			69,681
				169,204
	SEMICONDUCTORS - 0.8%
112	Broadcom, Inc.			38,881

	SOFTWARE - 4.2%
289	Dassault Systemes SE			54,652
289	Obic Co. Ltd.			51,101
380	SimCorp AS			48,415
260	Temenos Group AG			42,166
				196,334
	TECHNOLOGY HARDWARE - 3.7%
611	Logitech International SA			45,429
700	Nidec Corp.			58,679
869	Sony Corp.			67,963
				172,071
	TECHNOLOGY SERVICES - 4.3%
213	Accenture PLC			51,105
1,415	Experian PLC			52,955
9,745	QinetiQ Group PLC			37,774
706	Wolters Kluwer NV			58,042
				199,876
	TELECOMMUNICATIONS - 2.3%
1,700	KDDI Corp.			49,355
2,267	Quebecor, Inc.			56,268
				105,623
	TRANSPORTATION - 1.5%
687	Canadian National Railway Co.			72,267

	TOTAL COMMON STOCK (Cost - $2,800,493)			3,058,703

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares	Security			Market Value

Principal		Interest	Maturity
Amount		Rate %	Date
	U.S GOVERNMENT OBLIGATIONS - 31.1%
$ 1,430,000	U.S Treasury Note	1.500	10/31/2021	$ 1,452,344
	TOTAL U.S GOVERNMENT OBLIGATIONS (Cost - $1,451,184)

	TOTAL INVESTMENTS - 96.6% (Cost - $4,251,677)			$ 4,511,047
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%			157,362
	NET ASSETS - 100.00%			$ 4,668,409

PLC - Public Limited Company

Portfolio Composition as of August 31, 2020
	Country		Percent of Net Assets
	US Treasury Note		32.0%
	Japan		12.7%
	Canada		8.8%
	United Kingdom		6.7%
	Switzerland		5.8%
	Ireland		5.7%
	Denmark		4.2%
	Germany		3.9%
	Netherlands		3.6%
	Hong Kong		2.6%
	France		2.3%
	Cayman Islands		2.2%
	Sweden		1.6%
	Noway		1.2%
	Jersey		1.1%
	Spain		0.9%
	Singapore		0.8%
	Italy		0.5%
	Other Assets in Excess of Liabilities		3.4%
	Net Assets		100.0%

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares	Security	Market Value

	COMMON STOCK - 96.0%
	AEROSPACE & DEFENSE - 0.9%
930	Huntington Ingalls Industries, Inc.	$ 140,914

	ASSET MANAGEMENT - 2.9%
4,543	Cohen & Steers, Inc.	274,852
13,008	Kennedy-Wilson Holdings, Inc.	185,884
		460,736
	BANKING - 3.5%
8,148	Bank OZK	187,730
12,013	Home BancShares, Inc.	194,731
3,164	Prosperity Bancshares, Inc.	172,501
		554,962
	CABLE & SATELITE - 1.5%
128	Cable One, Inc.	235,562

	CHEMICALS - 1.6%
1,347	Quaker Chemical Corp.	255,930

	COMMERCIAL SUPPORT SERVICES - 1.0%
851	UniFirst Corp.	163,920

	CONSUMER SERVICES - 2.0%
5,493	Aaron's, Inc.	307,004

	ELECTRIC UTILITIES - 1.7%
19,735	Algonquin Power & Utilities Corp.	272,935

	ELECTRICAL EQUIPMENT - 5.7%
3,599	Badger Meter, Inc.	222,022
4,240	BWX Technologies, Inc.	235,786
3,313	Cognex Corp.	229,226
1,138	Littelfuse, Inc.	205,796
		892,830
	ENGINEERING & CONSTRUCTION -3.1%
2,116	Exponent, Inc.	170,243
3,472	Tetra Tech, Inc.	320,500
		490,743
	FOOD - 2.8%
1,721	J&J Snack Foods Corp.	233,970
3,246	Lamb Weston Holdings, Inc.	204,011
		437,981
	GAS & WATER UTILITIES - 4.2%
2,515	American States Water Co.	191,341
1,731	American Water Works Co., Inc.	244,660
6,420	UGI Corp.	221,683
		657,684
	HEALTHCARE FACILITIES & SERVICES - 7.0%
569	Chemed Corp.	294,236
3,332	Encompass Health Corp.	217,380
6,199	Ensign Group, Inc.	362,889
2,073	Quest Diagnostics, Inc.	230,601
		1,105,106
	HOUSEHOLD PRODUCTS - 1.9%
3,165	Church & Dwight Co., Inc.	303,302

	INDUSTRIAL SUPPORT SERVICES - 1.4%
3,204	MSC Industrial Direct Co., Inc.	211,144

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
5,534	Lazard Ltd.	175,262

	INSURANCE - 1.2%
2,322	Globe Life, Inc.	191,519

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares	Security	Market Value

	COMMON STOCK - 96.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.7%
638	Domino's Pizza, Inc.	$ 260,916

	LEISURE PRODUCTS - 1.3%
3,206	Brunswick Corp.	198,419

	MACHINERY - 3.9%
1,055	Nordson Corp.	196,747
1,362	Snap-on, Inc.	201,944
2,810	Toro Co.	211,537
		610,228
	MEDICAL EQUIPMENT & DEVICES - 4.9%
6,791	Luminex Corp.	181,252
1,697	ResMed, Inc.	306,784
1,706	STERIS PLC	272,346
		760,382
	OIL & GAS PRODUCERS - 1.3%
10,621	Cabot Oil & Gas Corp.	201,480

	PUBLISHING & BROADCASTING - 1.6%
2,547	Nexstar Media Group, Inc.	244,537

	REAL ESTATE INVESTMENT TRUSTS - 6.6%
1,650	Alexandria Real Estate Equities, Inc.	277,827
6,523	Americold Realty Trust	250,157
1,104	Innovative Industrial Properties, Inc.	135,891
5,315	NexPoint Residential Trust, Inc.	220,041
2,242	QTS Realty Trust, Inc.	152,052
		1,035,968
	RETAIL - CONSUMER STAPLES - 1.6%
1,391	Casey's General Stores, Inc.	247,389

	RETAIL - DISCRETIONARY - 4.3%
1,497	Advance Auto Parts, Inc.	233,996
3,320	Monro, Inc.	153,019
1,977	Tractor Supply Co.	294,237
		681,252
	SEMICONDUCTORS - 4.8%
1,799	Cabot Microelectronics Corp.	273,970
4,312	Power Integrations, Inc.	241,343
1,395	Universal Display Corp.	244,822
		760,135
	SPECIALTY FINANCE - 1.5%
4,282	Discover Financial Services	227,289

	TECHNOLOGY HARDWARE - 1.1%
5,457	AudioCodes Ltd.	171,186

	TECHNOLOGY SERVICES - 10.4%
2,018	Broadridge Financial Solutions, Inc.	277,273
755	FactSet Research Systems, Inc.	264,552
1,370	Jack Henry & Associates, Inc.	226,625
3,134	ManTech International Corp.	234,580
497	MarketAxess Holdings, Inc.	241,512
3,012	Maximus, Inc.	233,581
943	Morningstar, Inc.	151,021
		1,629,144
	TELECOMMUNICATIONS - 1.1%
2,502	Cogent Communications Holdings, Inc.	168,285

	TRANSPORTATION & LOGISTICS - 1.2%
1,468	Landstar System, Inc.	195,376

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares	Security	Market Value

	COMMON STOCK - 96.0% (Continued)
	WHOLESALE - CONSUMER STAPLES - 3.2%
3,426	Calavo Growers, Inc.	$ 217,448
8,374	Core-Mark Holding Co., Inc.	279,859
		497,307
	WHOLESALE - DISCRETIONARY - 2.0%
973	Pool Corp.	318,988

	TOTAL COMMON STOCK (Cost - $13,817,255)	15,065,815

	TOTAL INVESTMENTS - 96.0% (Cost - $13,817,255)	$ 15,065,815
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	625,234
	NET ASSETS - 100.00%	$ 15,691,049

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 53,138,403	$ -	$ -	$ 53,138,403
U.S Government Obligations	-	20,058,594	-	20,058,594
Total	$ 53,138,403	$ 20,058,594	$ -	$ 73,196,997

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 380,736	$ 2,677,967	$ -	$ 3,058,703
U.S Government Obligations	-	1,452,344	-	1,452,344
Total	$ 380,736	$ 4,130,311	$ -	$ 4,511,047

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 15,065,815	$ -	$ -	$ 15,065,815
Total	$ 15,065,815	$ -	$ -	$ 15,065,815

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Risk Managed Dividend Growth Fund	$ 67,554,287	$ 7,375,779	$ (1,733,069)	$ 5,642,710
International Risk Managed Dividend Growth Fund	4,251,677	397,266	(137,896)	259,370
SMID Cap Dividend Growth Fund	13,809,679	1,818,156	(562,020)	1,256,136